RELATED PARTY TRANSACTIONS (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Ford Glory Holdings Limited [Member]
Relationship to the Company	Intermediate Shareholder of GTI	Intermediate Shareholder of GTI
Nature of Transactions	Working Capital Advances	Working Capital Advances
Ford Glory International Limited [Member]
Relationship to the Company	Affiliate, subsidiary of FGH	Affiliate, subsidiary of FGH
Nature of Transactions	Sales / Purchases	Sales / Purchases
Value Plus Macao Commercial Offshore Limited [Member]
Relationship to the Company	Affiliate, subsidiary of FGH	Affiliate, subsidiary of FGH
Nature of Transactions	Purchases	Purchases
Jiangmen V-Apparel Manufacturing Limited [Member]
Relationship to the Company	Affiliate, subsidiary of FGH	Affiliate, subsidiary of FGH
Nature of Transactions	Working Capital Advances	Working Capital Advances
Wealth Choice Limited [Member]
Relationship to the Company	Shareholder of Victory Apparel	Shareholder of Victory Apparel
Nature of Transactions	Working Capital Advances	Working Capital Advances